Cover Page	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Registrant Name	Aurora Mobile Limited
Entity Central Index Key	0001737339
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	14/F, China Certification and Inspection Building
Entity Address, Address Line Two	No. 6, Keji South 12th Road
Entity Address, City or Town	Nanshan District
Entity Address, Postal Zip Code	518057
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	U.S. GAAP
Entity File Number	001-38587
Entity Address, Country	CN
ICFR Auditor Attestation Flag	false
Auditor Name	Ernst & Young Hua Ming LLP
Auditor Location	Shenzhen, the People’s Republic of China
Auditor Firm ID	1408
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	14/F, China Certification and Inspection Building
Entity Address, Address Line Two	No. 6, Keji South 12th Road
Entity Address, City or Town	Nanshan District
Entity Address, Postal Zip Code	518057
Contact Personnel Name	Shan-Nen Bong
Contact Personnel Email Address	bongsn@jiguang.cn
Entity Address, Country	CN
City Area Code	86
Local Phone Number	755-8388-1462
American Depositary Shares
Document Information [Line Items]
Trading Symbol	JG
Security Exchange Name	NASDAQ
Title of 12(b) Security	American depositary shares, every three of which represent two Class A common shares
Class A Common Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	62,731,971
Title of 12(b) Security	Class A common shares, par value US$0.0001 per share
No Trading Symbol Flag	true
Class B Common Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	17,000,189